Operating Lease (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 742
2024	742
2025	183
2026	183
Thereafter	259
Total undiscounted minimum lease payments	2,109
Less: Imputed interest	(155)
Total	$ 1,954